THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES         VALUE
-------------------------------------------------  ---------   -------------
COMMON STOCKS (97.3%)
BASIC INDUSTRIES (9.0%)
CHEMICALS (4.8%)
Albemarle Corp...................................    233,500   $   5,239,156
Bush Boake Allen, Inc.+..........................    145,600       4,195,100
General Chemical Group, Inc......................    194,300         825,775
Geon Co..........................................    189,800       5,717,725
Georgia Gulf Corp................................    237,600       3,549,150
Minerals Technologies, Inc.......................     36,500       1,943,625
Wellman, Inc.....................................    297,000       4,046,625
                                                               -------------
                                                                  25,517,156
                                                               -------------
FOREST PRODUCTS & PAPER (1.7%)
Caraustar Industries, Inc........................    205,100       5,390,284
Universal Forest Products, Inc...................    190,600       3,442,712
                                                               -------------
                                                                   8,832,996
                                                               -------------

METALS & MINING (2.5%)
Commercial Metals Co.............................    114,500       2,683,594
Kennametal, Inc..................................     54,200       1,541,312
Mueller Industries, Inc.+........................    249,200       7,226,800
Schnitzer Steel Industries, Inc., Class A........    133,100       2,013,137
                                                               -------------
                                                                  13,464,843
                                                               -------------
  TOTAL BASIC INDUSTRIES.........................                 47,814,995
                                                               -------------

CONSUMER GOODS & SERVICES (17.7%)
AUTOMOTIVE (0.7%)
Amcast Industrial Corp...........................     82,600       1,388,712
Ducati Motor Holding (Spon. ADR)+................     15,700         471,000
Sonic Automotive, Inc.+..........................    136,300       1,771,900
                                                               -------------
                                                                   3,631,612
                                                               -------------
AUTOMOTIVE SUPPLIES (0.8%)
Dura Automotive Systems, Inc.+...................     48,200       1,427,925
Tower Automotive, Inc.+..........................    117,700       2,692,387
                                                               -------------
                                                                   4,120,312
                                                               -------------

BROADCASTING & PUBLISHING (1.5%)
Entercom Communications Corp.+...................     86,100       2,809,012
HA-LO Industries, Inc.+..........................    359,850       4,340,691
Radio One, Inc.+.................................     10,800         435,375
TV Guide, Inc., Class A+.........................     12,100         482,487
                                                               -------------
                                                                   8,067,565
                                                               -------------

              SECURITY DESCRIPTION                  SHARES         VALUE
-------------------------------------------------  ---------   -------------

BUSINESS & PUBLIC SERVICES (1.3%)
Kroll-O'Gara Co.+................................     89,300   $   1,794,372
Metzler Group, Inc.+.............................     39,100       1,286,634
Realty Information Group, Inc.+..................     52,400       1,894,587
Tetra Tech, Inc.+................................     89,900       1,910,375
                                                               -------------
                                                                   6,885,968
                                                               -------------

EDUCATION (0.9%)
Argosy Education Group, Inc., Class A+...........     57,400         498,662
Education Management Corp.+......................    195,600       3,502,462
ITT Educational Services, Inc.+..................     30,800         733,425
                                                               -------------
                                                                   4,734,549
                                                               -------------

ENTERTAINMENT, LEISURE & MEDIA (3.9%)
American Classic Voyages Co.+....................     57,000       1,001,062
Anchor Gaming+...................................     78,600       3,524,719
Cinar Corp., Class B+............................    266,000       6,334,125
Florida Panthers Holdings, Inc.+.................    149,000       1,620,375
Media Metrix, Inc.+..............................      5,200         247,650
MGM Grand, Inc.+.................................     81,400       3,418,800
Nielsen Media Research, Inc......................     51,000       1,364,250
Steiner Leisure Ltd.+(i).........................    116,425       3,339,942
                                                               -------------
                                                                  20,850,923
                                                               -------------

FOOD, BEVERAGES & TOBACCO (1.5%)
American Italian Pasta Co., Class A+.............     69,100       1,900,250
Beringer Wine Estates Holdings, Inc., Class B+...     47,900       1,950,428
Keebler Foods Co.+...............................    120,400       4,033,400
                                                               -------------
                                                                   7,884,078
                                                               -------------

HOUSEHOLD APPLIANCES & FURNISHINGS (0.8%)
Furniture Brands International, Inc.+............    106,600       2,585,050
Stanley Furniture Co., Inc.+.....................     80,900       1,688,787
                                                               -------------
                                                                   4,273,837
                                                               -------------

HOUSEHOLD PRODUCTS (0.1%)
Blyth Industries, Inc.+..........................     21,100         590,800
                                                               -------------

MISCELLANEOUS (0.3%)
Carriage Services, Inc.+.........................     26,300         434,863
WESCO International, Inc.+.......................     61,200       1,212,525
                                                               -------------
                                                                   1,647,388
                                                               -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES         VALUE
-------------------------------------------------  ---------   -------------
RESTAURANTS & HOTELS (0.6%)
Extended Stay America, Inc.+.....................    121,200   $   1,287,750
Sun International Hotels Ltd.+(i)................     41,600       1,838,200
                                                               -------------
                                                                   3,125,950
                                                               -------------

RETAIL (5.3%)
Alloy Online, Inc.+..............................     35,200         427,900
Ames Department Stores, Inc.+....................    100,000       4,096,875
barnesandnoble.com, inc.+........................     36,600         849,806
DM Management Co.+...............................     32,500         523,047
eToys, Inc.+.....................................     21,700       1,313,528
Lithia Motors, Inc., Class A+....................     91,800       1,738,462
Pacific Sunwear of California, Inc.+.............     39,600       1,487,475
Quiksilver, Inc.+................................     43,150       1,229,775
Regis Corp.......................................     87,750       2,119,711
School Specialty, Inc.+..........................    188,200       2,805,356
Shoe Carnival, Inc.+.............................     41,800         676,637
ShopKo Stores, Inc.+.............................    148,400       5,268,200
The Finish Line, Inc., Class A+..................    155,500       1,904,875
Williams-Sonoma, Inc.+...........................     43,600       1,299,825
Zale Corp.+......................................     65,600       2,529,700
                                                               -------------
                                                                  28,271,172
                                                               -------------
  TOTAL CONSUMER GOODS & SERVICES................                 94,084,154
                                                               -------------

ENERGY (3.5%)
GAS EXPLORATION (1.4%)
Barrett Resources Corp.+.........................     21,000         710,062
Devon Energy Corp................................     98,800       3,433,300
Newfield Exploration Co.+........................    129,600       3,288,600
                                                               -------------
                                                                   7,431,962
                                                               -------------
OIL-SERVICES (2.1%)
Cooper Cameron Corp.+............................    149,200       5,399,175
ENSCO International, Inc.........................    103,900       1,844,225
National-Oilwell, Inc.+..........................    132,500       1,598,281
Smith International, Inc.+.......................     59,100       2,556,075
                                                               -------------
                                                                  11,397,756
                                                               -------------
  TOTAL ENERGY...................................                 18,829,718
                                                               -------------
FINANCE (17.9%)
BANKING (8.4%)
BancorpSouth, Inc................................     33,200         566,475
Bank United Corp., Class A.......................    160,200       6,643,294
Banknorth Group, Inc.............................    119,400       3,190,219
Colonial BancGroup, Inc..........................    241,800       3,113,175
Commercial Federal Corp..........................    139,049       3,172,055
Community First Bankshares, Inc..................    139,300       2,947,066
              SECURITY DESCRIPTION                  SHARES         VALUE
-------------------------------------------------  ---------   -------------
BANKING (CONTINUED)

FirstFed Financial Corp.+........................    145,200   $   2,740,650
Flagstar Bancorp, Inc............................     20,700         485,156
GBC Bancorp......................................    106,000       1,934,500
Hamilton Bancorp, Inc.+..........................     95,000       2,164,219
Hudson United Bancorp............................    135,240       4,141,725
National Commerce Bancorporation.................    302,400       7,078,050
Prime Bancshares, Inc............................     49,700         848,006
Republic Security Financial Corp.................    122,900       1,025,447
Sterling Bancshares, Inc.........................     11,800         148,237
Summit Bancshares, Inc...........................     31,000         563,812
Sun Bancorp, Inc.+...............................     55,572       1,104,493
Trustco Bank Corp................................     38,128       1,050,903
Westamerica Bancorporation.......................     49,200       1,700,475
                                                               -------------
                                                                  44,617,957
                                                               -------------

FINANCIAL SERVICES (3.1%)
Allied Capital Corp..............................    130,900       2,458,466
Creditrust Corp.+................................     30,100         707,350
Donaldson, Lufkin & Jenrette, Inc-DLJdirect+.....     15,600         643,500
Franchise Finance Corporation of America.........     53,100       1,307,587
Gabelli Asset Management, Inc., Class A+.........    103,000       1,718,812
Heller Financial, Inc............................     60,100       1,787,975
Intelligent Life Corp.+..........................     11,700         102,375
Litchfield Financial Corp........................    154,040       2,527,219
MicroFinancial, Inc..............................     42,200         511,675
NextCard, Inc.+..................................      9,100         271,578
Ocwen Financial Corp.+...........................    159,500       1,385,656
Willis Lease Finance Corp.+......................    198,200       3,220,750
                                                               -------------
                                                                  16,642,943
                                                               -------------

INSURANCE (2.6%)
Annuity and Life Re (Holdings), Ltd.(i)..........    136,100       3,513,081
Capital Re Corp..................................     36,300         592,144
E.W. Blanch Holdings, Inc........................     40,100       2,566,400
Fremont General Corp.............................    109,100       2,311,556
RenaissanceRe Holdings Ltd.+(i)..................    124,800       4,648,800
                                                               -------------
                                                                  13,631,981
                                                               -------------

REAL ESTATE INVESTMENT TRUSTS (3.8%)
Arden Realty, Inc................................    123,400       3,154,412
Burnham Pacific Properties, Inc..................    151,300       1,673,756
Cousins Properties, Inc..........................     94,800       3,288,375
Macerich Co......................................     79,200       2,093,850
Manufactured Home Communities, Inc...............     96,300       2,491,762

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES         VALUE
-------------------------------------------------  ---------   -------------
REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Mills Corp.......................................     82,600   $   1,822,362
Post Properties, Inc.............................    134,700       5,640,563
                                                               -------------
                                                                  20,165,080
                                                               -------------
  TOTAL FINANCE..................................                 95,057,961
                                                               -------------
HEALTHCARE (11.8%)
BIOTECHNOLOGY (5.3%)
Affymetrix, Inc.+................................     69,400       2,433,338
Applied Analytical Industries, Inc.+.............    111,700       1,493,988
Human Genome Sciences, Inc.+.....................    170,300       7,184,531
IDEC Pharmaceuticals Corp.+......................     81,000       4,082,906
Inhale Therapeutics Systems+.....................     26,300         696,128
Millennium Pharmaceuticals, Inc.+................    141,300       5,342,906
MiniMed, Inc.+...................................     12,600         743,400
Novoste Corp.+...................................     57,100       1,457,834
Osteotech, Inc.+.................................     41,450       1,468,884
SangStat Medical Corp.+..........................    223,200       3,089,925
Trimeris, Inc.+..................................     23,200         313,925
                                                               -------------
                                                                  28,307,765
                                                               -------------

HEALTH SERVICES (3.6%)
Accredo Health, Inc.+............................      9,400         254,975
Alterra Healthcare Corp.+........................    317,829       3,893,405
IDX Systems Corp.+...............................    108,300       2,589,047
Lifeline Systems, Inc.+..........................      4,700          87,538
Mediconsult.com, Inc.+...........................     14,600         219,456
MedQuist, Inc.+..................................    126,700       4,632,469
OnHealth Network Co.+............................     15,900         180,863
Renal Care Group, Inc.+..........................     60,500       1,667,531
Sunrise Assisted Living, Inc.+...................    145,300       5,403,344
                                                               -------------
                                                                  18,928,628
                                                               -------------
MEDICAL SUPPLIES (2.1%)
CONMED Corp.+....................................    114,600       3,892,819
IDEXX Laboratories, Inc.+........................    107,700       2,739,619
Kensey Nash Corp.+...............................    178,200       1,759,725
ResMed, Inc.+....................................     52,000       1,454,375
Xomed Surgical Products, Inc.+...................     32,100       1,314,094
                                                               -------------
                                                                  11,160,632
                                                               -------------

PHARMACEUTICALS (0.8%)
Ligand Pharmaceuticals, Class B+.................    308,900       3,156,572
U.S. Bioscience, Inc.+...........................    122,800         990,075
                                                               -------------
                                                                   4,146,647
                                                               -------------
  TOTAL HEALTHCARE...............................                 62,543,672
                                                               -------------
              SECURITY DESCRIPTION                  SHARES         VALUE
-------------------------------------------------  ---------   -------------

INDUSTRIAL PRODUCTS & SERVICES (9.8%)
BUILDING MATERIALS (0.8%)
Comfort Systems USA, Inc.+.......................     84,500   $   1,330,875
Elcor Corp.......................................     35,900       1,449,463
Service Experts, Inc.+...........................     82,300       1,527,694
                                                               -------------
                                                                   4,308,032
                                                               -------------

CAPITAL GOODS (2.0%)
ABC Rail Products Corp.+.........................     81,000       1,182,094
Applied Power, Inc., Class A.....................    103,200       2,502,600
IDEX Corp........................................    120,800       3,389,950
Milacron, Inc....................................     90,700       1,933,044
Shaw Group, Inc.+................................    124,200       1,622,363
                                                               -------------
                                                                  10,630,051
                                                               -------------

COMMERCIAL SERVICES (1.6%)
@plan., Inc.+....................................      7,300          96,497
Central Parking Corp.............................     38,000       1,235,000
Newgen Results Corp.+............................     18,300         212,738
On Assignment, Inc.+.............................    119,500       3,092,063
Romac International, Inc.+.......................     75,900       1,093,434
Snyder Communications, Inc.+.....................     57,900       1,414,931
Source Information Management Co.+...............     98,400       1,482,150
                                                               -------------
                                                                   8,626,813
                                                               -------------

CONSTRUCTION & HOUSING (0.4%)
D.R. Horton, Inc.+...............................    131,400       2,233,800
                                                               -------------

DIVERSIFIED MANUFACTURING (0.8%)
Gentek, Inc......................................    194,300       2,525,900
Intermet Corp....................................    131,500       1,836,891
                                                               -------------
                                                                   4,362,791
                                                               -------------

MACHINERY (1.3%)
Manitowoc Co., Inc...............................     36,000       1,224,000
New Holland N.V.(i)..............................    146,300       2,185,356
Terex Corp.+.....................................    104,800       3,242,250
                                                               -------------
                                                                   6,651,606
                                                               -------------

MANUFACTURING (2.2%)
AptarGroup, Inc..................................     49,300       1,355,750
Herman Miller, Inc...............................     52,000       1,048,125
HON INDUSTRIES, Inc..............................     19,500         475,313
JAKKS Pacific, Inc.+.............................     30,800         851,813
Mettler-Toledo International, Inc................    159,200       3,940,200
MKS Instruments, Inc.+...........................    142,900       2,179,225
National R.V. Holdings, Inc.+....................     42,000       1,078,875

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES         VALUE
-------------------------------------------------  ---------   -------------
MANUFACTURING (CONTINUED)
Rock of Ages Corp.+..............................     50,500   $     539,719
Steelcase, Inc., Class A.........................     19,600         358,925
                                                               -------------
                                                                  11,827,945
                                                               -------------

PACKAGING & CONTAINERS (0.7%)
Gaylord Container Corp., Class A+................    171,200       1,433,800
Ivex Packaging Corp.+............................    107,200       2,063,600
                                                               -------------
                                                                   3,497,400
                                                               -------------
  TOTAL INDUSTRIAL PRODUCTS & SERVICES...........                 52,138,438
                                                               -------------

TECHNOLOGY (18.5%)
AEROSPACE (1.6%)
Armor Holdings, Inc.+............................     85,300         890,319
L-3 Communications Holdings, Inc.+...............    153,800       7,574,650
                                                               -------------
                                                                   8,464,969
                                                               -------------

COMPUTER SOFTWARE (6.1%)
Acxiom Corp.+....................................     58,400       1,582,275
Aspect Development, Inc.+........................    104,400       1,481,175
BindView Development Corp.+......................     67,900       1,353,756
Concord Communications, Inc.+....................     98,800       4,421,300
Concur Technologies, Inc.+.......................     45,900       1,474,538
Excalibur Technologies Corp.+....................     56,900         803,713
I2 Technologies, Inc.+...........................     42,900       1,351,350
Inktomi Corp.+...................................     14,300       1,471,113
Legato Systems, Inc.+............................     38,500       2,106,672
Macromedia, Inc.+................................     22,600         866,569
MicroStrategy, Inc.+.............................    123,500       3,079,781
New Era of Networks, Inc.+.......................     66,800       2,976,775
Razorfish, Inc.+.................................     19,700         743,675
SalesLogix Corp.+................................     54,200         626,688
Sanchez Computer Associates, Inc.+...............     35,200       2,413,400
TenFold Corp.+...................................      3,600          97,538
Unify Corp.+.....................................    124,000       1,724,375
Wind River Systems, Inc.+........................    179,600       3,777,213
                                                               -------------
                                                                  32,351,906
                                                               -------------

COMPUTER SYSTEMS (1.0%)
Allaire Corp.+...................................     18,800       1,014,613
Brocade Communications Systems, Inc.+............      3,900         252,525
Equant NV-NY Registered Shares+(i)...............     43,300       3,591,194
Redback Networks, Inc.+..........................      4,600         504,275
                                                               -------------
                                                                   5,362,607
                                                               -------------
              SECURITY DESCRIPTION                  SHARES         VALUE
-------------------------------------------------  ---------   -------------

INFORMATION PROCESSING (5.7%)
24/7 Media, Inc.+................................     52,100   $   1,499,503
AppliedTheory Corp.+.............................      2,700          36,534
CAIS Internet, Inc.+.............................     15,000         195,938
CCC Information Services Group, Inc.+............     69,400         869,669
Computer Horizons Corp.+.........................     86,400       1,582,200
Covad Communications Group, Inc.+................     22,200       1,128,731
DoubleClick, Inc.+...............................      9,600         934,500
iVillage, Inc.+..................................     10,400         498,550
Mpath Interactive, Inc.+.........................     36,300         941,531
Multex.com, Inc.+................................     40,200       1,218,563
Net Perceptions, Inc.+...........................     55,100         929,813
NorthPoint Communications Group, Inc.+...........     18,900         801,478
pcOrder.com, Inc.+...............................     29,700       1,084,050
Pegasus Systems, Inc.+...........................     43,800       1,523,419
Profit Recovery Group International, Inc.+.......     77,300       2,845,606
Rhythms NetConnections, Inc.+....................     26,400       1,275,450
Scient Corp.+....................................      5,500         276,203
SoftNet Systems, Inc.+...........................     37,000         959,688
TheStreet.com, Inc.+.............................     15,200         544,350
TMP Worldwide, Inc.+.............................     35,900       1,752,369
USWeb Corp.+.....................................    120,100       3,051,291
Visual Networks, Inc.+...........................     75,500       2,224,891
WorldGate Communications, Inc.+..................     69,800       2,610,956
Xoom.com, Inc.+..................................     13,900         638,966
Ziff-Davis, Inc.+................................     42,200         880,925
                                                               -------------
                                                                  30,305,174
                                                               -------------

SEMICONDUCTORS (3.7%)
Applied Micro Circuits Corp.+....................     78,700       4,645,759
Applied Science and Technology, Inc.+............     94,100       1,343,866
ATMI, Inc.+......................................    176,400       3,869,775
Exar Corp.+......................................     86,800       1,817,375
hi / fn, inc.+...................................     34,800       2,012,963
Lam Research Corp.+..............................     46,400       1,286,150
Maker Communications, Inc.+......................     22,500         506,250
PLX Technology, Inc.+............................      9,100         164,938
SDL, Inc.+.......................................     43,500       4,042,781
                                                               -------------
                                                                  19,689,857
                                                               -------------

TELECOMMUNICATIONS-EQUIPMENT (0.4%)
ANTEC Corp.+.....................................     65,700       1,923,778
                                                               -------------
  TOTAL TECHNOLOGY...............................                 98,098,291
                                                               -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MAY 31, 1999
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                  SHARES         VALUE
-------------------------------------------------  ---------   -------------
TELECOMMUNICATIONS (3.4%)
TELECOMMUNICATION SERVICES (3.4%)
Allegiance Telecom, Inc.+........................     85,500   $   3,160,828
American Mobile Satellite Corp.+.................     87,600       1,240,088
CapRock Communications Corp.+....................     74,700       1,676,081
Concentric Network Corp.+........................    132,600       4,288,781
Copper Mountain Networks, Inc.+..................      9,300         584,156
NEXTLINK Communications, Inc., Class A+..........     54,100       4,136,959
Teligent, Inc., Class A+.........................     65,500       3,205,406
                                                               -------------
  TOTAL TELECOMMUNICATIONS.......................                 18,292,299
                                                               -------------

TRANSPORTATION (2.4%)
AIRLINES (0.2%)
Alaska Air Group, Inc.+..........................     30,700       1,274,050
                                                               -------------
TRANSPORT & SERVICES (1.0%)
C.H. Robinson Worldwide, Inc.....................    134,800       4,347,300
Forward Air Corp.+...............................     39,400       1,074,881
                                                               -------------
                                                                   5,422,181
                                                               -------------
TRUCK & FREIGHT CARRIERS (1.2%)
American Freightways Corp.+......................     70,900       1,242,966
Werner Enterprises, Inc..........................    270,925       5,206,840
                                                               -------------
                                                                   6,449,806
                                                               -------------
  TOTAL TRANSPORTATION...........................                 13,146,037
                                                               -------------

UTILITIES (3.3%)
ELECTRIC (1.0%)
Cleco Corp.......................................    154,600       5,111,463
                                                               -------------

NATURAL GAS (1.4%)
Atmos Energy Corp................................    147,800       3,787,375
Wicor, Inc.......................................    141,800       3,615,900
                                                               -------------
                                                                   7,403,275
                                                               -------------
              SECURITY DESCRIPTION                  SHARES         VALUE
-------------------------------------------------  ---------   -------------

TELEPHONE (0.4%)
ITC DeltaCom, Inc.+..............................     92,000   $   2,190,750
                                                               -------------

WATER (0.5%)
E'Town Corp......................................     61,000       2,611,563
                                                               -------------
  TOTAL UTILITIES................................                 17,317,051
                                                               -------------
  TOTAL COMMON STOCKS (COST $464,824,834)........                517,322,616
                                                               -------------

                                                        PRINCIPAL
                                                         AMOUNT
                                                   -------------------
SHORT-TERM INVESTMENTS (0.6%)
U.S. GOVERNMENT AGENCY OBLIGATIONS (0.6%)
Student Loan Marketing Association 4.680%, due
  06/01/1999 (cost $3,275,000)...................  $         3,275,000       3,275,000
                                                                         -------------
TOTAL INVESTMENTS (COST $468,099,834) (97.9%).........................
                                                                           520,597,616
OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%)..........................
                                                                            11,269,369
                                                                         -------------
NET ASSETS (100.0%)...................................................   $ 531,866,985
                                                                         -------------
                                                                         -------------

------------------------------
Note: Based on the cost of investments of $478,359,265 for federal income tax purposes at May 31, 1999, the aggregate gross unrealized appreciation and depreciation was $71,025,085 and $28,786,734, respectively, resulting in net unrealized appreciation of $42,238,351.

+ Non-income producing security.

(i) Foreign security.

Spon. ADR - Sponsored American Depositary Receipt.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1999
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $468,099,834 )          $520,597,616
Cash                                                      1,452
Receivable for Investments Sold                      14,247,926
Dividends and Interest Receivable                       288,632
Prepaid Trustees' Fees                                    2,571
Prepaid Expenses and Other Assets                         3,207
                                                   ------------
    Total Assets                                    535,141,404
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     2,920,819
Advisory Fee Payable                                    277,509
Custody Fee Payable                                      32,261
Administrative Services Fee Payable                      11,939
Administration Fee Payable                                  564
Fund Services Fee Payable                                   486
Accrued Expenses                                         30,841
                                                   ------------
    Total Liabilities                                 3,274,419
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $531,866,985
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED MAY 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income                                                 $  6,634,735
Interest Income                                                      984,355
                                                                ------------
    Investment Income                                              7,619,090
EXPENSES
Advisory Fee                                       $3,367,503
Custodian Fees and Expenses                           225,074
Administrative Services Fee                           153,123
Professional Fees and Expenses                         50,506
Fund Services Fee                                      13,942
Printing Expenses                                       8,666
Administration Fee                                      8,564
Trustees' Fees and Expenses                             7,720
Insurance Expense                                       1,856
                                                   ----------
    Total Expenses                                                 3,836,954
                                                                ------------
NET INVESTMENT INCOME                                              3,782,136
NET REALIZED LOSS ON INVESTMENTS                                 (62,700,742)
NET CHANGE IN UNREALIZED DEPRECIATION OF
  INVESTMENTS                                                    (25,375,283)
                                                                ------------
NET DECREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                    $(84,293,889)
                                                                ------------
                                                                ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                   FOR THE FISCAL   FOR THE FISCAL
                                                     YEAR ENDED       YEAR ENDED
                                                    MAY 31, 1999     MAY 31, 1998
                                                   --------------   --------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    3,782,136   $    7,007,518
Net Realized Gain (Loss) on Investments               (62,700,742)     248,748,288
Net Change in Unrealized Depreciation of
  Investments                                         (25,375,283)     (57,304,380)
                                                   --------------   --------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations                       (84,293,889)     198,451,426
                                                   --------------   --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                         289,628,106      244,010,077
Withdrawals                                          (355,231,710)    (830,979,636)
                                                   --------------   --------------
    Net Decrease from Investors' Transactions         (65,603,604)    (586,969,559)
                                                   --------------   --------------
    Total Decrease in Net Assets                     (149,897,493)    (388,518,133)
NET ASSETS
Beginning of Fiscal Year                              681,764,478    1,070,282,611
                                                   --------------   --------------
End of Fiscal Year                                 $  531,866,985   $  681,764,478
                                                   --------------   --------------
                                                   --------------   --------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL YEAR ENDED MAY
                                                                 31,
                                                   --------------------------------
                                                   1999   1998   1997   1996   1995
                                                   ----   ----   ----   ----   ----
RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.68%  0.68%  0.68%  0.67%  0.71%
  Net Investment Income                            0.67%  0.68%  0.92%  1.33%  1.21%
Portfolio Turnover                                  104%    96%    98%    93%    75%

The Accompanying Notes are an Integral Part of the Financial Statements.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
MAY 31,1999
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The U.S. Small Company Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio commenced operations on July 19, 1993. The portfolio's investment objective is to provide a high total return from a portfolio of small company stocks. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The portfolio values securities that are listed on an exchange using prices supplied daily by an independent pricing service that are based on the last traded price on a national securities exchange or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange, if such exchange or market constitutes the broadest and most representative market for the security. Securities listed on a foreign exchange are valued at the last traded price or in the absence of recorded trades, at the readily available mean of the bid and asked prices on such exchange available before the time when net assets are valued. Independent pricing service procedures may also include the use of prices based on yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, operating data, and general market conditions. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market provided by a principal market maker or dealer. If prices are not supplied by the portfolio's independent pricing service or principal market maker or dealer, such securities are priced using fair values in accordance with procedures adopted by the portfolio's Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

   b) The portfolio's custodian or designated sub custodians, as the case may be under tri-party repurchase agreements, takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   c) Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or as of the time that the relevant ex-dividend date and amount becomes known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31,1999
--------------------------------------------------------------------------------

   d) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.60% of the portfolio's average daily net assets. Effective October 1, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc.("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement will remain the same. For the fiscal year ended May 31, 1999, such fees amounted to $3,367,503.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the portfolio's officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended May 31, 1999, the fee for these services amounted to $8,564.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan, under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the portfolio, the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended May 31, 1999, the fee for these services amounted to $153,123.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $13,942 for the fiscal year ended May 31, 1999.

THE U.S. SMALL COMPANY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MAY 31,1999
--------------------------------------------------------------------------------

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the portfolio, the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $2,900.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended May 31, 1999 were as follows:

COST OF               PROCEEDS
   PURCHASES         FROM SALES
-----------------   ------------
$562,002,476......  $611,017,357

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The U.S. Small Company Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The U.S. Small Company Portfolio (the "portfolio") at May 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
July 14, 1999